The Company and basis of presentation (Details) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024 EUR (€)	Sep. 30, 2023
The Company, basis of presentation and significant accounting policies
Effective tax rate (as a percent)	30.60%	37.60%	29.10%	31.00%
Lebanon
The Company, basis of presentation and significant accounting policies
Index at September 30, 2024	6,608.0		6,608.0
Calendar year increase			11.00%
(Gain) loss on net monetary position in EUR			€ (63)
Turkiye
The Company, basis of presentation and significant accounting policies
Index at September 30, 2024	2,526.2		2,526.2
Calendar year increase			36.00%
(Gain) loss on net monetary position in EUR			€ 8,975